Vanguard® S&P 500 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (4.5%)
	Walt Disney Co.	452,931	47,064
	Verizon Communications Inc.	1,037,969	42,712
	Comcast Corp. Class A	976,553	39,091
	AT&T Inc.	1,765,346	32,165
	T-Mobile US Inc.	128,954	22,562
	Omnicom Group Inc.	48,940	4,549
*	Warner Bros Discovery Inc.	548,495	4,520
	Electronic Arts Inc.	33,682	4,476
*	Charter Communications Inc. Class A	13,177	3,783
*	Take-Two Interactive Software Inc.	19,596	3,142
	Interpublic Group of Cos. Inc.	94,629	2,969
	News Corp. Class A	101,412	2,757
*	Match Group Inc.	67,190	2,058
	Fox Corp. Class A	58,254	2,006
	Paramount Global Class B	119,730	1,426
	Fox Corp. Class B	33,586	1,073
	News Corp. Class B	21,174	590
			216,943
Consumer Discretionary (5.2%)
	Home Depot Inc.	154,820	51,845
	Lowe's Cos. Inc.	141,986	31,420
	McDonald's Corp.	100,310	25,969
	NIKE Inc. Class B	171,246	16,277
	General Motors Co.	285,070	12,825
	Ford Motor Co.	963,704	11,690
	TJX Cos. Inc.	98,322	10,137
	Starbucks Corp.	114,672	9,199
*	Airbnb Inc. Class A	53,803	7,798
	eBay Inc.	128,294	6,956
*	Aptiv plc	68,673	5,718
	Yum! Brands Inc.	37,488	5,152
	Genuine Parts Co.	34,515	4,975
	Tractor Supply Co.	15,498	4,421
	Lennar Corp. Class A	26,884	4,311
	Best Buy Co. Inc.	47,377	4,019
*	O'Reilly Automotive Inc.	3,936	3,791
*	AutoZone Inc.	1,318	3,651
	Bath & Body Works Inc.	55,917	2,904
	LKQ Corp.	66,134	2,846
	Garmin Ltd.	17,279	2,831
*	CarMax Inc.	39,046	2,743
	Domino's Pizza Inc.	5,142	2,615
	Tapestry Inc.	56,680	2,465
	Darden Restaurants Inc.	14,166	2,130
	BorgWarner Inc.	56,795	2,025
	Hasbro Inc.	32,273	1,929
*	Ulta Beauty Inc.	4,090	1,616
	Las Vegas Sands Corp.	35,618	1,604
*	Mohawk Industries Inc.	13,104	1,598
	Pool Corp.	4,108	1,494
*	Carnival Corp.	72,272	1,090
*	Etsy Inc.	16,637	1,056
*	MGM Resorts International	21,496	864
	Ralph Lauren Corp. Class A	4,339	811
*	Caesars Entertainment Inc.	22,395	796
			253,571
Consumer Staples (10.2%)
	Walmart Inc.	1,056,834	69,497
	Procter & Gamble Co.	354,337	58,303
	Costco Wholesale Corp.	63,529	51,451
	PepsiCo Inc.	217,117	37,540

		Shares	Market Value ($000)
	Coca-Cola Co.	585,929	36,872
	Philip Morris International Inc.	241,269	24,460
	Altria Group Inc.	435,668	20,150
	Target Corp.	113,918	17,789
	Mondelez International Inc. Class A	192,884	13,218
	Colgate-Palmolive Co.	124,072	11,534
	Kimberly-Clark Corp.	83,212	11,092
	Constellation Brands Inc. Class A	39,714	9,938
	General Mills Inc.	140,017	9,626
	Kenvue Inc.	472,691	9,123
	Sysco Corp.	122,989	8,956
	Keurig Dr Pepper Inc.	257,381	8,815
	Kroger Co.	163,525	8,564
	Archer-Daniels-Midland Co.	131,819	8,231
	Dollar General Corp.	54,247	7,427
	Estee Lauder Cos. Inc. Class A	57,515	7,095
	Kraft Heinz Co.	196,712	6,958
*	Dollar Tree Inc.	51,164	6,035
	Hershey Co.	22,974	4,545
	McCormick & Co. Inc. (Non-Voting)	62,133	4,487
	Tyson Foods Inc. Class A	70,768	4,051
	Clorox Co.	30,676	4,036
	Kellanova	65,016	3,923
	Bunge Global SA	35,908	3,863
*	Monster Beverage Corp.	73,072	3,794
	Conagra Brands Inc.	118,142	3,530
	Church & Dwight Co. Inc.	32,862	3,517
	J M Smucker Co.	26,233	2,929
	Walgreens Boots Alliance Inc.	176,896	2,869
	Molson Coors Beverage Co. Class B	45,776	2,509
	Hormel Foods Corp.	71,745	2,223
	Campbell Soup Co.	48,614	2,157
	Brown-Forman Corp. Class B	44,691	2,050
	Lamb Weston Holdings Inc.	12,170	1,074
			494,231
Energy (6.8%)
	Exxon Mobil Corp.	1,114,285	130,661
	Chevron Corp.	428,244	69,504
	Schlumberger NV	352,410	16,172
	Phillips 66	106,150	15,085
	Valero Energy Corp.	84,047	13,207
	ConocoPhillips	90,162	10,502
	Occidental Petroleum Corp.	162,516	10,157
	Kinder Morgan Inc.	477,818	9,313
	Baker Hughes Co. Class A	246,689	8,259
	Halliburton Co.	219,964	8,073
	Devon Energy Corp.	158,160	7,763
	Williams Cos. Inc.	182,858	7,590
	Marathon Petroleum Corp.	40,912	7,226
	EOG Resources Inc.	49,003	6,103
	ONEOK Inc.	54,711	4,432
	EQT Corp.	101,666	4,177
	Marathon Oil Corp.	67,845	1,965
	Coterra Energy Inc.	63,079	1,799
			331,988
Financials (22.9%)
*	Berkshire Hathaway Inc. Class B	449,225	186,159
	JPMorgan Chase & Co.	713,823	144,642
	Bank of America Corp.	1,699,896	67,979
	Wells Fargo & Co.	888,555	53,242
	Goldman Sachs Group Inc.	80,524	36,761
	Visa Inc. Class A	132,802	36,183
	Morgan Stanley	308,756	30,209
	Citigroup Inc.	469,813	29,274
	Chubb Ltd.	100,041	27,093
	Charles Schwab Corp.	367,440	26,926
	BlackRock Inc.	34,531	26,659
	Mastercard Inc. Class A	57,055	25,508
	S&P Global Inc.	44,436	18,997

		Shares	Market Value ($000)
	Intercontinental Exchange Inc.	141,401	18,934
*	PayPal Holdings Inc.	264,090	16,635
	US Bancorp	384,220	15,580
	PNC Financial Services Group Inc.	98,261	15,465
	Progressive Corp.	72,252	15,258
	American International Group Inc.	173,315	13,661
	Capital One Financial Corp.	93,898	12,923
	Truist Financial Corp.	329,300	12,431
	Travelers Cos. Inc.	56,344	12,153
	Marsh & McLennan Cos. Inc.	58,343	12,111
	Aflac Inc.	130,059	11,688
	CME Group Inc.	56,923	11,554
	Bank of New York Mellon Corp.	187,670	11,187
	Fidelity National Information Services Inc.	146,253	11,098
	MetLife Inc.	151,599	10,971
	Allstate Corp.	64,834	10,861
	Prudential Financial Inc.	89,180	10,733
*	Fiserv Inc.	71,179	10,660
	American Express Co.	42,401	10,176
	Moody's Corp.	20,570	8,166
	Hartford Financial Services Group Inc.	73,547	7,608
	Aon plc Class A	24,247	6,829
	Arthur J Gallagher & Co.	26,164	6,628
	Global Payments Inc.	64,354	6,554
	T. Rowe Price Group Inc.	55,175	6,501
	Willis Towers Watson plc	25,343	6,470
	Fifth Third Bancorp	167,842	6,281
	M&T Bank Corp.	41,061	6,225
	Blackstone Inc.	49,775	5,998
	Raymond James Financial Inc.	46,481	5,705
	State Street Corp.	74,634	5,642
	Nasdaq Inc.	93,667	5,529
	Ameriprise Financial Inc.	11,651	5,087
	Huntington Bancshares Inc.	358,041	4,984
	Cincinnati Financial Corp.	38,791	4,561
	Principal Financial Group Inc.	54,221	4,448
	Synchrony Financial	100,580	4,405
	Regions Financial Corp.	227,471	4,402
	Northern Trust Corp.	50,689	4,270
	Everest Group Ltd.	10,725	4,193
	MSCI Inc. Class A	8,419	4,169
	Citizens Financial Group Inc.	115,240	4,067
	W R Berkley Corp.	50,064	4,057
	Discover Financial Services	28,430	3,487
	Loews Corp.	45,012	3,457
	KeyCorp	231,423	3,326
	Jack Henry & Associates Inc.	18,011	2,966
	Assurant Inc.	12,848	2,229
	FactSet Research Systems Inc.	4,961	2,005
	MarketAxess Holdings Inc.	9,393	1,869
	Franklin Resources Inc.	74,142	1,750
	Globe Life Inc.	21,149	1,750
	Invesco Ltd.	111,284	1,748
	Comerica Inc.	32,680	1,674
	Cboe Global Markets Inc.	9,380	1,623
	Brown & Brown Inc.	12,858	1,151
			1,115,525
Health Care (18.0%)
	Johnson & Johnson	594,396	87,180
	UnitedHealth Group Inc.	141,582	70,135
	Merck & Co. Inc.	375,403	47,128
	AbbVie Inc.	274,635	44,282
	Abbott Laboratories	428,618	43,800
	Danaher Corp.	162,363	41,695
	Amgen Inc.	132,089	40,399
	Pfizer Inc.	1,393,914	39,950
	Thermo Fisher Scientific Inc.	59,145	33,593
	Elevance Health Inc.	58,013	31,239
	Medtronic plc	328,248	26,710

		Shares	Market Value ($000)
	Cigna Group	72,213	24,886
	Bristol-Myers Squibb Co.	502,274	20,638
	Gilead Sciences Inc.	307,577	19,768
	CVS Health Corp.	310,143	18,485
	McKesson Corp.	32,448	18,482
	Becton Dickinson & Co.	71,310	16,542
*	Boston Scientific Corp.	162,832	12,305
*	Intuitive Surgical Inc.	29,581	11,895
*	Moderna Inc.	81,974	11,685
	Humana Inc.	30,132	10,791
*	Vertex Pharmaceuticals Inc.	22,929	10,440
	Stryker Corp.	30,059	10,253
*	Regeneron Pharmaceuticals Inc.	10,429	10,222
*	Centene Corp.	132,055	9,454
	Agilent Technologies Inc.	72,403	9,442
	Cencora Inc.	40,909	9,269
	HCA Healthcare Inc.	25,446	8,645
	Zoetis Inc. Class A	50,925	8,635
*	Edwards Lifesciences Corp.	94,410	8,203
	GE HealthCare Technologies Inc.	104,617	8,160
*	Biogen Inc.	35,723	8,036
	ResMed Inc.	36,348	7,500
*	IQVIA Holdings Inc.	27,896	6,112
	Cardinal Health Inc.	60,129	5,969
	Zimmer Biomet Holdings Inc.	51,480	5,928
*	Mettler-Toledo International Inc.	3,291	4,621
*	IDEXX Laboratories Inc.	9,022	4,483
*	Dexcom Inc.	37,178	4,416
*	Hologic Inc.	58,019	4,281
	Baxter International Inc.	125,489	4,278
*	Illumina Inc.	39,273	4,095
	Labcorp Holdings Inc.	20,976	4,088
	Quest Diagnostics Inc.	27,430	3,894
	Revvity Inc.	30,516	3,334
	Viatris Inc.	296,512	3,143
	Bio-Techne Corp.	38,811	2,996
	Universal Health Services Inc. Class B	15,093	2,865
*	Waters Corp.	9,196	2,841
	Cooper Cos. Inc.	28,482	2,686
*	Incyte Corp.	46,072	2,662
*	Charles River Laboratories International Inc.	12,613	2,629
	Teleflex Inc.	11,541	2,413
*	Catalent Inc.	44,675	2,403
	STERIS plc	10,749	2,396
*	Henry Schein Inc.	32,084	2,225
*	Align Technology Inc.	7,906	2,034
*	Solventum Corp.	34,045	2,020
*	Insulet Corp.	10,705	1,897
*	Molina Healthcare Inc.	5,877	1,849
*	Bio-Rad Laboratories Inc. Class A	5,173	1,484
*	DaVita Inc.	5,955	876
			874,765
Industrials (11.3%)
	RTX Corp.	327,583	35,317
	Honeywell International Inc.	162,746	32,906
	General Electric Co.	153,148	25,291
	Lockheed Martin Corp.	53,014	24,935
	United Parcel Service Inc. Class B	178,535	24,804
	Union Pacific Corp.	82,818	19,282
	Caterpillar Inc.	52,789	17,870
	General Dynamics Corp.	56,081	16,811
	Northrop Grumman Corp.	34,824	15,698
	Automatic Data Processing Inc.	61,896	15,160
	FedEx Corp.	56,748	14,412
*	Boeing Co.	79,263	14,078
	3M Co.	136,420	13,661
	Norfolk Southern Corp.	55,751	12,533
	Eaton Corp. plc	37,479	12,475
	Emerson Electric Co.	105,151	11,794

		Shares	Market Value ($000)
	L3Harris Technologies Inc.	46,831	10,529
	Deere & Co.	27,590	10,340
	Waste Management Inc.	47,944	10,103
	Cummins Inc.	33,671	9,486
	Illinois Tool Works Inc.	36,301	8,812
	Johnson Controls International plc	119,317	8,580
	Xylem Inc.	59,416	8,379
	CSX Corp.	244,136	8,240
	Westinghouse Air Brake Technologies Corp.	44,284	7,494
	Carrier Global Corp.	107,063	6,765
*	GE Vernova Inc.	38,222	6,723
	Cintas Corp.	9,560	6,481
	Dover Corp.	34,500	6,342
	Otis Worldwide Corp.	61,146	6,066
	Trane Technologies plc	17,437	5,710
	Paychex Inc.	47,502	5,708
	Veralto Corp.	54,196	5,343
	AMETEK Inc.	29,657	5,029
	Leidos Holdings Inc.	34,007	5,001
	Fastenal Co.	70,741	4,668
	Jacobs Solutions Inc.	30,960	4,314
*	United Airlines Holdings Inc.	81,128	4,299
	Equifax Inc.	18,518	4,285
	Textron Inc.	48,439	4,244
	Verisk Analytics Inc. Class A	16,145	4,081
	Republic Services Inc. Class A	21,785	4,034
	Southwest Airlines Co.	147,480	3,958
	IDEX Corp.	18,698	3,901
	Rockwell Automation Inc.	14,730	3,793
	PACCAR Inc.	34,889	3,751
	Parker-Hannifin Corp.	6,978	3,709
	Delta Air Lines Inc.	69,639	3,553
	Howmet Aerospace Inc.	40,631	3,439
	Stanley Black & Decker Inc.	37,897	3,303
	JB Hunt Transport Services Inc.	20,139	3,237
	Nordson Corp.	13,402	3,146
	Quanta Services Inc.	11,120	3,068
	Hubbell Inc. Class B	7,124	2,770
	Expeditors International of Washington Inc.	22,633	2,736
	Broadridge Financial Solutions Inc.	12,498	2,509
	WW Grainger Inc.	2,714	2,501
	CH Robinson Worldwide Inc.	28,823	2,489
	Huntington Ingalls Industries Inc.	9,752	2,468
	Ingersoll Rand Inc.	23,007	2,141
	Snap-on Inc.	7,182	1,960
*	American Airlines Group Inc.	161,679	1,859
	Rollins Inc.	39,464	1,803
	Masco Corp.	24,991	1,747
	Robert Half Inc.	25,719	1,652
	Allegion plc	13,392	1,631
	Pentair plc	12,313	1,002
	Paycom Software Inc.	6,758	982
	A O Smith Corp.	11,250	941
*	Generac Holdings Inc.	5,902	869
*	Dayforce Inc.	17,380	860
			549,861
Information Technology (8.0%)
	Cisco Systems Inc.	1,003,282	46,653
	International Business Machines Corp.	225,905	37,692
	Micron Technology Inc.	272,546	34,068
	Intel Corp.	1,043,880	32,204
	Texas Instruments Inc.	141,481	27,590
	QUALCOMM Inc.	132,284	26,993
	Accenture plc Class A	71,201	20,099
	Analog Devices Inc.	50,226	11,778
	Amphenol Corp. Class A	65,237	8,635
	Cognizant Technology Solutions Corp. Class A	123,013	8,137
	Roper Technologies Inc.	15,047	8,016
	HP Inc.	215,588	7,869

		Shares	Market Value ($000)
*	First Solar Inc.	26,402	7,175
	Corning Inc.	189,361	7,056
	TE Connectivity Ltd.	46,558	6,970
	Motorola Solutions Inc.	17,239	6,291
*	Western Digital Corp.	80,110	6,032
*	Keysight Technologies Inc.	43,051	5,962
	Hewlett Packard Enterprise Co.	321,283	5,671
	Microchip Technology Inc.	54,789	5,327
	Teradyne Inc.	37,600	5,299
*	Autodesk Inc.	25,277	5,096
*	Teledyne Technologies Inc.	11,618	4,612
*	ON Semiconductor Corp.	59,138	4,319
	NXP Semiconductors NV	15,866	4,317
	CDW Corp.	19,126	4,277
*	Zebra Technologies Corp. Class A	12,712	3,970
	NetApp Inc.	32,083	3,864
	Skyworks Solutions Inc.	39,443	3,655
	Gen Digital Inc.	138,507	3,439
*	Trimble Inc.	61,479	3,423
*	ANSYS Inc.	9,232	2,931
	Juniper Networks Inc.	79,573	2,838
*	Enphase Energy Inc.	21,127	2,702
	Seagate Technology Holdings plc	28,350	2,643
*	F5 Inc.	14,525	2,454
*	Qorvo Inc.	23,853	2,347
*	PTC Inc.	11,820	2,083
*	VeriSign Inc.	11,329	1,975
*	Akamai Technologies Inc.	19,746	1,821
	Jabil Inc.	14,471	1,721
*	EPAM Systems Inc.	8,562	1,523
			391,527
Materials (3.6%)
	Linde plc	57,486	25,036
	Air Products and Chemicals Inc.	54,864	14,632
	Newmont Corp.	284,626	11,937
	Dow Inc.	173,323	9,989
	Corteva Inc.	173,380	9,699
	Freeport-McMoRan Inc.	177,162	9,342
	Sherwin-Williams Co.	29,034	8,821
	DuPont de Nemours Inc.	105,988	8,708
	PPG Industries Inc.	58,274	7,658
	Ecolab Inc.	30,634	7,113
	LyondellBasell Industries NV Class A	63,269	6,290
	International Flavors & Fragrances Inc.	63,064	6,065
	Ball Corp.	77,920	5,410
	Avery Dennison Corp.	19,794	4,505
	Packaging Corp. of America	21,902	4,019
	International Paper Co.	85,534	3,857
	Nucor Corp.	22,487	3,797
	Amcor plc	357,304	3,634
	Albemarle Corp.	29,003	3,555
	Westrock Co.	63,512	3,407
	Vulcan Materials Co.	11,753	3,006
	Martin Marietta Materials Inc.	5,201	2,975
	Eastman Chemical Co.	28,992	2,938
	Mosaic Co.	80,629	2,494
	FMC Corp.	30,771	1,875
	Steel Dynamics Inc.	13,898	1,860
	CF Industries Holdings Inc.	21,684	1,729
			174,351
Real Estate (4.0%)
	Prologis Inc.	228,067	25,199
	Welltower Inc.	136,694	14,171
	American Tower Corp.	67,903	13,291
	Crown Castle Inc.	107,116	10,979
	Realty Income Corp.	205,397	10,898
	Equinix Inc.	12,288	9,376
	Simon Property Group Inc.	50,594	7,655
	Extra Space Storage Inc.	52,231	7,561

		Shares	Market Value ($000)
	VICI Properties Inc. Class A	255,786	7,344
	Digital Realty Trust Inc.	47,039	6,837
	AvalonBay Communities Inc.	35,060	6,755
*	CBRE Group Inc. Class A	73,254	6,451
	Public Storage	22,612	6,192
	Equity Residential	84,987	5,527
	Weyerhaeuser Co.	179,873	5,402
	Ventas Inc.	99,464	4,999
	Invitation Homes Inc.	141,619	4,927
	Alexandria Real Estate Equities Inc.	38,927	4,632
*	CoStar Group Inc.	57,537	4,498
	Essex Property Trust Inc.	15,851	4,118
	Mid-America Apartment Communities Inc.	28,836	3,856
	Healthpeak Properties Inc.	174,918	3,481
	Kimco Realty Corp.	163,914	3,173
	SBA Communications Corp. Class A	16,010	3,149
	UDR Inc.	74,776	2,888
	Iron Mountain Inc.	35,349	2,852
	Camden Property Trust	26,384	2,708
	Regency Centers Corp.	40,600	2,493
	Boston Properties Inc.	35,693	2,166
	Federal Realty Investment Trust	18,191	1,836
	Host Hotels & Resorts Inc.	69,874	1,254
			196,668
Utilities (5.2%)
	NextEra Energy Inc.	506,465	40,527
	Southern Co.	269,314	21,583
	Duke Energy Corp.	190,380	19,718
	Sempra	155,442	11,974
	American Electric Power Co. Inc.	129,880	11,722
	Dominion Energy Inc.	206,697	11,145
	PG&E Corp.	527,078	9,772
	Constellation Energy Corp.	43,415	9,432
	Public Service Enterprise Group Inc.	122,809	9,304
	Exelon Corp.	245,986	9,237
	Consolidated Edison Inc.	85,341	8,069
	Xcel Energy Inc.	136,365	7,561
	Edison International	94,510	7,263
	WEC Energy Group Inc.	77,955	6,317
	American Water Works Co. Inc.	48,120	6,293
	DTE Energy Co.	50,818	5,922
	Entergy Corp.	52,272	5,880
	PPL Corp.	181,336	5,318
	FirstEnergy Corp.	127,619	5,138
	Eversource Energy	86,370	5,116
	Ameren Corp.	64,977	4,767
	CenterPoint Energy Inc.	155,147	4,733
	CMS Energy Corp.	72,761	4,579
	NRG Energy Inc.	55,819	4,521
	Atmos Energy Corp.	37,200	4,312
	AES Corp.	165,570	3,575
	Alliant Energy Corp.	63,058	3,247
	Evergy Inc.	56,739	3,101
	NiSource Inc.	102,156	2,969
	Pinnacle West Capital Corp.	28,062	2,213
			255,308
Total Common Stocks (Cost $4,301,149)			4,854,738

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund (Cost $5,295)	5.397%	52,968	5,297
Total Investments (99.8%) (Cost $4,306,444)				4,860,035
Other Assets and Liabilities—Net (0.2%)				10,551
Net Assets (100%)				4,870,586
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	31	8,208	4

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Emerson Electric Co.	8/30/24	BANA	3,880	(5.327)	167	—
Johnson Controls International plc	8/30/24	BANA	3,188	(5.327)	328	—
					495	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At May 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $622,000 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,854,738	—	—	4,854,738
Temporary Cash Investments	5,297	—	—	5,297
Total	4,860,035	—	—	4,860,035

Derivative Financial Instruments
Assets
Futures Contracts[1]	4	—	—	4
Swap Contracts	—	495	—	495
Total	4	495	—	499
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.